Short term borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Short term borrowings
Schedule of short term borrowings

	As at December 31,
	2018	2019
	RMB’000	RMB’000
Secured	3,386,100	2,958,342
Unsecured	—	260,224
	3,386,100	3,218,566